CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 187,777	$ 289,676
Restricted cash	9,996	15,330
Accounts receivable, net	38,252	45,461
Due from related parties (Note 2)	6,730	4,169
Advances and other	24,226	14,132
Vessels held for sale (Note 1(j))	68,410	67,255
Inventories	18,756	14,410
Prepaid insurance and other	1,842	1,765
Current portion of financial instruments - Fair value (Note 14)	2,322	28
Total current assets	358,311	452,226
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 14)	5,166	126
FIXED ASSETS (Note 4)
Advances for vessels under construction	216,531	371,238
Vessels	3,479,037	2,748,330
Accumulated depreciation	(801,976)	(695,044)
Vessels' Net Book Value	2,677,061	2,053,286
Total fixed assets	2,893,592	2,424,524
DEFERRED CHARGES, net (Note 5)	19,506	15,290
Total assets	3,277,575	2,893,166
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	288,135	318,224
Payables	52,511	33,264
Due to related parties (Note 2)	5,892	1,740
Accrued liabilities	34,707	29,363
Unearned revenue	8,428	12,277
Current portion of financial instruments - Fair value (Note 14)	3,613	5,706
Total current liabilities	393,286	400,574
LONG-TERM DEBT, net of current portion (Note 6)	1,465,720	1,074,339
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 14)	1,119	3,181
STOCKHOLDERS' EQUITY
Preferred shares, $ 1.00 par value; 15,000,000 shares authorized and 2,000,000 Series B Preferred Shares and 2,000,000 Series C preferred Shares issued and 3,400,000 Series D Preferred Shares issued and outstanding at December 31, 2016 and December 31, 2015	7,400	7,400
Common shares, $ 1.00 par value; 185,000,000 shares authorized at December 31, 2016 and December 31, 2015; 87,338,652 shares issued and 83,720,866 shares outstanding at December 31, 2016 and 87,338,652 shares issued and outstanding December 31, 2015	87,339	87,339
Additional paid-in capital	752,001	752,001
Cost of treasury stock	(20,173)	0
Accumulated other comprehensive loss	(4,313)	(10,727)
Retained earnings	582,889	567,464
Total Tsakos Energy Navigation Limited stockholders' equity	1,405,143	1,403,477
Noncontrolling Interest	12,307	11,595
Total stockholders' equity	1,417,450	1,415,072
Total liabilities and stockholders' equity	$ 3,277,575	$ 2,893,166